Income Tax (Details) - Schedule of income tax expense - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current income tax
Current income tax benefit	$ (2,651,576)	$ (1,072,354)
Current income tax not recognised	2,651,576	1,072,354
Research and development tax concession	(890,113)	(784,412)
Deferred income tax:
Relating to origination and reversal of timing differences	7,168,453	4,045,253
Deferred income tax benefit not recognised	(7,168,453)	(4,045,253)
Income tax benefit reported in the Statement of profit or loss and other comprehensive income	(890,113)	(784,412)
b) Reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense	(20,852,831)	(14,060,992)
Tax at the Australian rate of 25% (2021: 26%)	(5,213,208)	(3,655,858)
Capital raising costs claimed	(301,743)	(39,705)
Non-deductible expenses	2,017,457	1,984,541
Research and development tax concession	(890,113)	(784,412)
Unused tax losses and temporary differences not recognised as deferred tax assets	4,138,764	1,711,022
Tax benefit	(248,842)	(784,412)
Liabilities
Unrealised foreign exchange gain	(34,344)	(49,982)
Prepaid expenses	(223,953)	(10,375)
Deferred tax liabilities	(258,297)	(60,357)
Assets
Revenue losses available to offset against future taxable income	5,428,055	2,776,480
Accrued expenses and leave provisions	199,877	145,076
Deductible equity raising costs	1,139,489	123,406
Lease liability	4,004	8,133
Development asset	246,503	185,706
Patents	243,403	176,402
Investments	165,420	690,407
Deferred tax assets	7,426,751	4,105,610
Net deferred tax asset	$ 7,168,453	$ 4,045,253